Cover	Aug. 30, 2021
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 30, 2021
Entity File Number	000-26913
Entity Registrant Name	NW Tech Capital, Inc.
Entity Central Index Key	0001036148
Entity Tax Identification Number	86-0862532
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	370 Amapola Ave.
Entity Address, Address Line Two	Suite 200-A
Entity Address, City or Town	Torrance
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90501
City Area Code	(310)
Local Phone Number	819-1540
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Cybertel Capital Corporation
Entity Address, Address Line Two	4663 NE St. John Road
Entity Address, Address Line Three	Ste. B
Entity Address, City or Town	Vancouver
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98661